39113-P1 09/24

SUPPLEMENT DATED SEPTEMBER 26, 2024

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF PUTNAM SHORT DURATION BOND FUND

Effective September 30, 2024, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI:

1)	The following replaces all references to Brett Kozlowski in the section titled “Your fund’s management – Portfolio managers” in the Fund’s Summary Prospectus and Prospectus:

Thomas Runkel, CFA

Portfolio Manager, portfolio manager of the fund since 2024.

2)	The following replaces all references to Brett Kozlowski in the section titled “Who oversees and manages the fund? – Portfolio managers” in the Fund’s Prospectus:

Portfolio managers	Joined fund	Employer	Positions over past five years

Thomas Runkel, CFA	2024	Franklin Advisers 1983 and rejoined again 2006-Present	Portfolio Manager

3)	The following replaces all references to Brett Kozlowski in the table in the section titled “PORTFOLIO MANAGERS – Other accounts managed” in the Fund’s SAI:

Portfolio managers	Other SEC-registered open-end and closed-end funds		Other accounts that pool assets from more than one client		Other accounts (including separate accounts, managed account programs and single-sponsor defined contribution plan offerings)
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Thomas Runkel*	7	$6,923,500,000	4	$998,100,000	73	$3,811,500,000

*Information is provided as of August 31, 2024.

4)	The following replaces all references to Brett Kozlowski in the section titled “PORTFOLIO MANAGERS – Ownership of securities” in the Fund’s SAI:

Portfolio manager(s)	Dollar range of fund shares owned
Thomas Runkel*	None
*Information is provided as of August 31, 2024.

Shareholders should retain this Supplement for future reference.

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